HIGHMARK FUNDS

                          HIGHMARK COGNITIVE VALUE FUND
                          HIGHMARK ENHANCED GROWTH FUND
                    HIGHMARK INTERNATIONAL OPPORTUNITIES FUND

                         SUPPLEMENT DATED MARCH 17, 2006
         TO COMBINED PROSPECTUS/PROXY STATEMENT DATED FEBRUARY 21, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE COMBINED PROSPECTUS/PROXY STATEMENT RELATING TO THE PROPOSED ACQUISITION OF THE ASSETS AND IDENTIFIED LIABILITIES OF (I) BAILARD COGNITIVE VALUE FUND, A SERIES OF BAILARD OPPORTUNITY FUND GROUP, INC. ("BAILARD"), BY HIGHMARK COGNITIVE VALUE FUND IN EXCHANGE FOR CLASS M SHARES OF HIGHMARK COGNITIVE VALUE FUND, (II) BAILARD ENHANCED GROWTH FUND, A SERIES OF BAILARD, BY HIGHMARK ENHANCED GROWTH FUND IN EXCHANGE FOR CLASS M SHARES OF HIGHMARK ENHANCED GROWTH FUND AND (III) BAILARD INTERNATIONAL EQUITY FUND, A SERIES OF BAILARD, BY HIGHMARK INTERNATIONAL OPPORTUNITIES FUND IN EXCHANGE FOR CLASS M SHARES OF HIGHMARK INTERNATIONAL OPPORTUNITIES FUND (THE "PROSPECTUS/PROXY STATEMENT"), AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS/PROXY STATEMENT. BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND ARE THE "ACQUIRED FUNDS." HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND ARE THE "ACQUIRING FUNDS."

I. ON MARCH 8, 2006, BAILARD, INC. INFORMED HIGHMARK FUNDS THAT ROSEMARY MACEDO WILL RESIGN FROM BAILARD, INC. AND CONSEQUENTLY WILL CEASE SERVING AS THE PORTFOLIO MANAGER OF BAILARD INTERNATIONAL EQUITY FUND, EFFECTIVE AS OF MARCH 17, 2006. CONSEQUENTLY, MS. MACEDO WILL NOT BE SERVING AS THE PORTFOLIO MANAGER OF HIGHMARK INTERNATIONAL OPPORTUNITIES FUND AFTER THE CONSUMMATION OF THE ACQUISITION OF THE ASSETS AND IDENTIFIED LIABILITIES OF BAILARD INTERNATIONAL EQUITY FUND BY HIGHMARK INTERNATIONAL OPPORTUNITIES FUND (THE "INTERNATIONAL FUND REORGANIZATION"). INSTEAD OF MS. MACEDO, IT IS CURRENTLY EXPECTED THAT PETER M. HILL, THE CHIEF INVESTMENT OFFICER OF BAILARD, INC. AND CHAIRMAN OF THE BOARD OF DIRECTORS OF BAILARD, WILL SERVE AS THE PORTFOLIO MANAGER OF HIGHMARK INTERNATIONAL OPPORTUNITIES FUND FOLLOWING THE INTERNATIONAL FUND REORGANIZATION.

CONSEQUENTLY, AS OF MARCH 17, 2006, THE PROSPECTUS/PROXY STATEMENT IS MODIFIED AS FOLLOWS:

(1) The first paragraph under the heading "Question 4 - What will be the role of Bailard, Inc. following the Proposed Reorganizations?" on page 10 is replaced in its entirety with the following:

         Although HighMark Capital will serve as investment adviser to the Acquiring Funds, Bailard, Inc. will provide the day-to-day investment management of the Acquiring Funds, except as sub-adviser to the Acquiring Funds rather than as investment adviser. Therefore, the same entity will be responsible for the day-to-day investment management of the Acquiring Funds as for the Acquired Funds. Moreover, the current portfolio managers of the Value Fund and the

Growth Fund are expected to continue as portfolio managers of the HighMark Value Fund and the HighMark Growth Fund. Peter M. Hill is currently expected to be the portfolio manager with respect to the HighMark International Opportunities Fund due to the expected departure of Rosemary Macedo from Bailard, Inc. as of March 17, 2006.

(2) The first paragraph under the sub-heading "Portfolio Managers" under the heading "Investment Management" on page D-11 of Appendix D is replaced in its entirety with the following:

         Peter M. Hill will be primarily responsible for the day-to-day management of HighMark International Opportunities Fund. Mr. Hill joined Bailard, Inc. in 1985 and has been its Chief Investment Officer since 1996. As Chief Investment Officer, Mr. Hill has overseen the management of Bailard International Equity Fund, along with the other investment products managed by Bailard, Inc. In addition to being Chief Investment Officer of Bailard, Inc., he also serves as Chairman of the Board of Directors of Bailard Opportunity Fund Group, Inc. and is an officer and/or director of certain affiliates of Bailard, Inc.

II. IT IS EXPECTED THAT HIGHMARK CAPITAL MANAGEMENT, INC. ("HIGHMARK CAPITAL") WILL PROPOSE TO THE BOARD OF TRUSTEES OF HIGHMARK FUNDS THAT HIGHMARK INTERNATIONAL OPPORTUNITIES FUND CHARGE A 2.00% REDEMPTION FEE ON CLASS M SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE, INSTEAD OF THE CURRENT POLICY OF HIGHMARK FUNDS OF 5 DAYS. THE CURRENT BAILARD POLICY IS 31 DAYS. IT IS EXPECTED THAT THE BOARD OF TRUSTEES WILL APPROVE THIS CHANGE AT THEIR MEETINGS TO BE HELD ON MARCH 22, 2006 AND MARCH 23, 2006. CONSEQUENTLY, STOCKHOLDERS OF THE BAILARD INTERNATIONAL EQUITY FUND SHOULD PRESUME THAT THE NEW POLICY WILL BE IN EFFECT PRIOR TO THE INTERNATIONAL FUND REORGANIZATION. IN THE EVENT THE BOARD OF TRUSTEES DOES NOT APPROVE THIS NEW POLICY PRIOR TO THE INTERNATIONAL FUND REORGANIZATION, HIGHMARK FUNDS WILL FURTHER SUPPLEMENT THE PROSPECTUS/PROXY STATEMENT TO REFLECT SUCH FACT.

CONSEQUENTLY, IN ANTICIPATION OF SUCH CHANGE, THE PROSPECTUS/PROXY STATEMENT IS FURTHER MODIFIED AS FOLLOWS:

(1) The reference to HighMark International Opportunities Fund under the sub-heading "Shareholder Fees" on page 6 under the heading "Question 3 - How do the fees and expenses of the Acquired Funds compare to the Acquiring Funds and what are they estimated to be following the Reorganizations?" is deleted in its entirety and the following table is inserted below the last table on page 6:

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND (CLASS M SHARES)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)                            0%
Maximum Sales Load Imposed on Reinvested Dividends
(and other distributions)                                          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                               0%
Redemption Fee*                                                 2.00%
Exchange Fee*                                                   2.00%

--------------------
* Applicable to Class M shares held 30 days or less. Does not include any wire transfer fees, if applicable.

(2) The second paragraph under the sub-heading "Redemption Procedures" under the heading "Question 8 - How do the shareholder policies and procedures of the Acquiring Funds compare to the stockholder policies and procedures of the Acquired Funds?" on page 13 is replaced in its entirety with the following:

         The Value Fund and the Growth Fund do not charge stockholders a redemption fee. In contrast, the HighMark Value Fund the HighMark Growth Fund charge a 2.00% redemption fee on Class M shares redeemed or exchanged within 5 days of purchase. The Equity Fund charges a 2.00% redemption fee on shares redeemed or exchanged within 31 days of purchase, with certain exceptions, while the HighMark International Opportunities Fund charges a 2.00% redemption fee on shares redeemed or exchanged within 30 days of purchase, with certain exceptions. Certain other differences between the redemption policies for the Acquired Funds and the Acquiring Funds are described below.

(3) The second bullet point under the sub-heading "Shares Stockholders Will Receive" on page 17 under the heading "Information about the Reorganizations" is replaced in its entirety with the following:

o Similar to a stockholder's Acquired Fund shares, they will not bear any sales charges or distribution or service fees; however, shares of the HighMark Value Fund and the HighMark Growth Fund will bear a 2.00% redemption fee on shares redeemed or exchanged within 5 days of purchase and shares of the HighMark International Opportunities Fund will bear a 2.00% redemption fee on shares redeemed or exchanged within 30 days of purchase.

(4) The first bullet point in the sub-section under the sub-heading "Redemption Fees and Exchange Fees" on page D-8 of Appendix D under the heading "Transaction Policies" is replaced in its entirety with the following:

o shares held in omnibus accounts for which the applicable financial intermediary is not (i) providing HighMark Funds with the information necessary for HighMark Funds to assess the redemption fee or (ii) assessing the redemption fee on behalf of HighMark Funds;

III. ANY ACQUIRED FUND STOCKHOLDER WHO RECEIVES CLASS M SHARES OF AN ACQUIRING FUND IN CONNECTION WITH THE REORGANIZATIONS DESCRIBED IN THE PROSPECTUS/PROXY STATEMENT WILL BE ELIGIBLE TO PURCHASE ADDITIONAL CLASS M SHARES OF THE ACQUIRING FUNDS AFTER THE CONSUMMATION OF SUCH REORGANIZATIONS.

CONSEQUENTLY, FOR PURPOSES OF CLARIFYING INVESTORS WHO ARE ELIGIBLE TO PURCHASE CLASS M SHARES OF THE ACQUIRING FUNDS, THE PROSPECTUS/PROXY STATEMENT IS FURTHER MODIFIED AS FOLLOWS:

(1) The second bullet point in the sub-section under the sub-heading "Classes of Shares" under the heading "Question 8 - How do the shareholder policies and procedures of the Acquiring Funds compare to the stockholder policies and procedures of the Acquired Funds?" on page 13 is replaced in its entirety with the following:

o Class M shares will be available to clients of Bailard, Inc. and employees and officers of Bailard Inc. and their families and friends. In addition, an Acquired Fund stockholder who does not fit into any of the foregoing categories but who receives Class M shares of an Acquiring Fund in connection with the Reorganizations will be able to purchase additional Class M shares of the Acquiring Funds so long as such stockholder is an existing Class M shareholder at the time of the proposed purchase.

(2) The third bullet point under the heading "Class M Shares" on page D-1 of Appendix D is replaced in its entirety with the following:

o Available only to clients of the sub-adviser, employees and officers of the sub-adviser and their families and friends, and investors who at the time of the proposed purchase are existing Class M shareholders of a Fund.

IV. STOCKHOLDERS OF THE ACQUIRED FUNDS WILL BE ABLE TO VOTE THEIR PROXIES BY FAX, IN ADDITION TO MAIL OR IN PERSON AT THE MEETING.

CONSEQUENTLY, THE PROSPECTUS/PROXY STATEMENT IS FURTHER MODIFIED AS FOLLOWS:

         The sub-section under the sub-heading "Voting Process" under the heading "Information about Proxies and Conduct of the Meeting" on page 24 is replaced in its entirety with the following:

Stockholders can vote in any one of the following ways:

    a. By mail, by filling out and returning the enclosed proxy card;

    b. By fax; or

    c. In person at the Meeting.

         Stockholders of the Acquired Funds are entitled to cast one vote for each share owned on the record date. If you choose to vote by mail or fax and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

V. BAILARD, INC. HAS PROVIDED HIGHMARK FUNDS WITH REVISED SHARE OWNERSHIP INFORMATION WITH RESPECT TO THE ACQUIRED FUNDS.

CONSEQUENTLY, THE PROSPECTUS/PROXY STATEMENT IS FURTHER MODIFIED AS FOLLOWS:

The second paragraph and the three tables in the sub-section under the sub-heading "Share Ownership" on pages 25-26 under the heading "Information about Proxies and the Conduct of the Meeting" are replaced in their entirety with the following:

         As of February 3, 2006, Bailard believes that, as a group, the Directors and officers, as the case may be, of Bailard owned less than one percent of shares of the Equity Fund. As of February 3, 2006, Bailard believes that, as a group, the Directors and officers, as the case may be, of Bailard owned 1.4% of the Value Fund and 1.1% of the Growth Fund. The tables below indicate each person known by the Acquired Funds or the Acquiring Funds to own of record, unless otherwise indicated, 5% or more of the outstanding shares of an Acquired Fund as of February 3, 2006.

BAILARD COGNITIVE VALUE FUND

                                                                        PERCENTAGE OF OUTSTANDING CLASS M
                                      NUMBER OF       PERCENTAGE OF    SHARES OF HIGHMARK COGNITIVE VALUE
                                     OUTSTANDING       OUTSTANDING     FUND OWNED UPON CONSUMMATION OF THE
NAME AND ADDRESS OF STOCKHOLDER     SHARES OWNED       SHARES OWNED              REORGANIZATION*
-------------------------------     ------------       ------------              ---------------
Mr. and Mrs. Armas C.                412,092.212           5.76%                       5.76%
Markkula**
FBO Arlin Trust
ACM Investments
P.O. Box 620170
Woodside, CA  94062

Jupiter Co.                          804,781.855          11.25%                      11.25%
Investor's Bank & Trust
33 Maiden Lane, 4th Floor
New York, NY  10038

Union Bank Tr Nominee              3,818,146.263          53.43%                      53.43%
P.O. Box 85484
San Diego, CA  92186
 *  Percentage owned assuming completion of the Reorganization on February 3, 2006.
**  Shares are owned beneficially. This number is included in the number of outstanding shares owned of record by Union Bank Tr Nominee.


BAILARD ENHANCED GROWTH FUND

                                                                        PERCENTAGE OF OUTSTANDING CLASS M
                                      NUMBER OF       PERCENTAGE OF    SHARES OF HIGHMARK ENHANCED GROWTH
                                     OUTSTANDING       OUTSTANDING     FUND OWNED UPON CONSUMMATION OF THE
NAME AND ADDRESS OF STOCKHOLDER     SHARES OWNED       SHARES OWNED              REORGANIZATION*
-------------------------------     ------------       ------------              ---------------
Mr. and Mrs. Armas C. Markkula**     865,349.372          5.88%                       5.88%
FBO Arlin Trust
ACM Investments
P.O. Box 620170
Woodside, CA 94062

Jupiter Co.                         1,544,366.334         10.49%                     10.49%
Investor's Bank & Trust
33 Maiden Lane, 4th Floor
New York, NY  10038


Union Bank Tr Nominee               8,148,875.428         55.37%                     55.37%
P.O. Box 85484
San Diego, CA  92186
 *  Percentage owned assuming completion of the Reorganization on February 3, 2006.
**  Shares are owned beneficially. This number is included in the number of outstanding shares owned of record by Union Bank Tr Nominee.



BAILARD INTERNATIONAL EQUITY FUND

                                                                        PERCENTAGE OF OUTSTANDING CLASS M
                                                                         SHARES OF HIGHMARK INTERNATIONAL
                                       NUMBER OF       PERCENTAGE OF      OPPORTUNITIES FUND OWNED UPON
                                      OUTSTANDING       OUTSTANDING            CONSUMMATION OF THE
NAME AND ADDRESS OF STOCKHOLDER     SHARES OWNED        SHARES OWNED             REORGANIZATION*
-------------------------------     ------------        ------------             ---------------
Jupiter Co.                          2,463,290.155         10.42%                     10.42%
Investor's Bank & Trust
33 Maiden Lane, 4th Floor
New York, NY  10038

Union Bank Tr Nominee               11,965,746.840         50.63%                     50.63%
P.O. Box 85484
San Diego, CA  92186
 * Percentage owned assuming completion of the Reorganization on February 3, 2006.


PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                          HIGHMARK COGNITIVE VALUE FUND
                          HIGHMARK ENHANCED GROWTH FUND
                    HIGHMARK INTERNATIONAL OPPORTUNITIES FUND

                         SUPPLEMENT DATED MARCH 17, 2006
         TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 21, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION RELATING TO THE PROPOSED ACQUISITION OF THE ASSET AND IDENTIFIED LIABILITIES OF (I) BAILARD COGNITIVE VALUE FUND, A SERIES OF BAILARD OPPORTUNITY FUND GROUP, INC. ("BAILARD"), BY HIGHMARK COGNITIVE VALUE FUND IN EXCHANGE FOR CLASS M SHARES OF HIGHMARK COGNITIVE VALUE FUND, (II) BAILARD ENHANCED GROWTH FUND, A SERIES OF BAILARD, BY HIGHMARK ENHANCED GROWTH FUND IN EXCHANGE FOR CLASS M SHARES OF HIGHMARK ENHANCED GROWTH FUND AND (III) BAILARD INTERNATIONAL EQUITY FUND, A SERIES OF BAILARD, BY HIGHMARK INTERNATIONAL OPPORTUNITIES FUND IN EXCHANGE FOR CLASS M SHARES OF HIGHMARK INTERNATIONAL OPPORTUNITIES FUND (THE "STATEMENT OF ADDITIONAL INFORMATION"), AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION. BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND ARE THE "ACQUIRED FUNDS." HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND ARE THE "ACQUIRING FUNDS."

ON MARCH 8, 2006, BAILARD, INC. INFORMED HIGHMARK FUNDS THAT ROSEMARY MACEDO WILL RESIGN FROM BAILARD, INC. AND CONSEQUENTLY WILL CEASE SERVING AS THE PORTFOLIO MANAGER OF BAILARD INTERNATIONAL EQUITY FUND, EFFECTIVE AS OF MARCH 17, 2006. CONSEQUENTLY, MS. MACEDO WILL NOT BE SERVING AS THE PORTFOLIO MANAGER OF HIGHMARK INTERNATIONAL OPPORTUNITIES FUND AFTER THE CONSUMMATION OF THE ACQUISITION OF THE ASSETS AND IDENTIFIED LIABILITIES OF BAILARD INTERNATIONAL EQUITY FUND BY HIGHMARK INTERNATIONAL OPPORTUNITIES FUND (THE "INTERNATIONAL FUND REORGANIZATION"). INSTEAD OF MS. MACEDO, IT IS CURRENTLY EXPECTED THAT PETER M. HILL, THE CHIEF INVESTMENT OFFICER OF BAILARD, INC. AND CHAIRMAN OF THE BOARD OF DIRECTORS OF BAILARD, WILL SERVE AS THE PORTFOLIO MANAGER OF HIGHMARK INTERNATIONAL OPPORTUNITIES FUND FOLLOWING THE INTERNATIONAL FUND REORGANIZATION.

CONSEQUENTLY, AS OF MARCH 17, 2006, THE STATEMENT OF ADDITIONAL INFORMATION IS MODIFIED AS FOLLOWS:

(1) In the table under the sub-heading "Other Accounts Managed by the Portfolio Managers" under the heading "Portfolio Managers" on page B-50 all references to Rosemary Macedo are deleted in their entirety and replaced with the following:


                                OTHER SEC-REGISTERED OPEN-END      OTHER POOLED INVESTMENT
      PORTFOLIO MANAGER             AND CLOSED-END FUNDS                  VEHICLES                    OTHER ACCOUNTS
                                 Number of       Assets (in      Number of      Assets (in      Number of      Assets (in
                                  accounts       thousands)       accounts      thousands)       accounts      thousands)
Peter M. Hill (1)*                   0               $0              0              $0              3             $453

In addition, the following footnote is added:

* The table shows the number and assets of other investment accounts (or portions of investment accounts) that Peter M. Hill managed as of December 31, 2005.

(2) The two paragraphs under the sub-heading "Compensation" under the heading "Portfolio Managers" on page B-51 are replaced in their entirety with the following:

         Each portfolio manager's compensation is paid by the Sub-Adviser. The Sub-Adviser has provided HighMark Funds with a description of how a portfolio manager's compensation is determined.

         Mr. Mudge and Ms. Thadhani are paid a base salary, an "investment performance" bonus calculated using a formula on the gross or pre-tax performance of the fund that they manage and, depending on the overall profitability of the Sub-Adviser, they are sometimes paid an additional subjective "general" bonus. The investment performance bonus can be up to 30% of their base salary. The investment performance bonus is paid quarterly and is based on the performance of the fund that the portfolio manager manages versus a benchmark over the previous four rolling quarters. Mr. Mudge's and Ms. Thadhani's base salary is based on a number of factors: experience, qualifications, level of professional expertise, outside market levels and comparable internal peers. The investment performance bonus was designed to be significant, at up to 30% of base, but not so significant that it would encourage extreme risk-taking. With respect to HighMark Cognitive Value Fund and HighMark Enhanced Growth Fund, the bonus is payable in full if achieved performance is 2% or more ahead of the target benchmark measured over the trailing four quarter period. The benchmark used for HighMark Cognitive Value Fund is the S&P Small Cap 600/Citigroup Value Index. The benchmark for HighMark Enhanced Growth Fund is the NASDAQ 100 Index. Both HighMark Cognitive Value Fund and HighMark Enhanced Growth Fund must be managed within specified risk parameters, which are regularly monitored.

         Mr. Hill's compensation consists primarily of base salary and an annual cash bonus. The bonus is discretionary, and is based on the profitability of the investment adviser. The bonus is typically less than half of the base salary. Mr. Hill also participates in the Sub-Adviser's 401k/Profit Sharing program, under which he may receive a contribution from the Sub-Adviser based on profitability. This contribution represents a minor portion of overall compensation. Mr. Hill's base salary is set annually in conjunction with the Sub-Adviser's fiscal year. It is set based on job scope and individual contribution to the Sub-Adviser's performance, which are subjectively evaluated. The bonus reflects pre-tax profitability of the Sub-Adviser and his contribution to short-term and long-term corporate goals of the Sub-Adviser. Neither base nor bonus are based on the value of assets held in HighMark International Opportunities Fund or on the performance of such Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.